Provisions - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 07, 2022	Apr. 26, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Total claims and legal actions in aggregate claimed amount	$ 171			$ 217
Estimate of probable loss	$ 171	$ 1,348	$ 1,255	142
Contingent liabilities				$ 75
Bottom of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	8.54%			10.80%
Top of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	11.13%			14.90%